As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23157

Brookfield Real Assets Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2018
Name	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27 [1]	$107	$118,520
Total U.S. Government Agency Collateralized Mortgage Obligations		118,520
U.S. Government Agency Pass-Through Certificates - 0.5%
Federal Home Loan Mortgage Corporation
Series C69047, 7.00%, 06/01/32 [1]	173	188,265
Series C56878, 8.00%, 08/01/31 [1]	44	44,725
Series C58516, 8.00%, 09/01/31 [1]	36	36,127
Series C59641, 8.00%, 10/01/31 [1]	67	69,200
Series C55166, 8.50%, 07/01/31 [1]	92	96,922
Series C55167, 8.50%, 07/01/31 [1]	56	57,700
Series C55169, 8.50%, 07/01/31 [1]	55	56,666
Series G01466, 9.50%, 12/01/22 [1]	48	49,880
Series 555538, 10.00%, 03/01/21	1	967
Series 555559, 10.00%, 03/01/21	1	1,118
Federal National Mortgage Association
Series 761836, 6.00%, 06/01/33 [1]	296	328,803
Series 948362, 6.50%, 08/01/37 [1]	48	51,799
Series 645912, 7.00%, 06/01/32 [1]	192	209,835
Series 645913, 7.00%, 06/01/32 [1]	289	318,490
Series 650131, 7.00%, 07/01/32 [1]	261	288,641
Series 827853, 7.50%, 10/01/29 [1]	27	26,552
Series 545990, 7.50%, 04/01/31 [1]	316	350,680
Series 255053, 7.50%, 12/01/33 [1]	94	105,329
Series 735576, 7.50%, 11/01/34 [1]	359	414,558
Series 896391, 7.50%, 06/01/36 [1]	85	93,527
Series 735800, 8.00%, 01/01/35 [1]	282	329,637
Series 636449, 8.50%, 04/01/32 [1]	235	259,349
Series 458132, 8.79%, 03/15/31 [1]	175	186,978
Series 852865, 9.00%, 07/01/20 [1]	100	103,572
Series 545436, 9.00%, 10/01/31 [1]	166	194,677
Total U.S. Government Agency Pass-Through Certificates		3,863,997
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $3,714,659)		3,982,517
SECURITIZED CREDIT - 52.9%
Commercial Mortgage-Backed Securities - 7.0%
Class B Notes
901 Ponce de Leon Blvd, 11.00%, 09/01/19 [2,3,4,5]	1,756	1,756,102
Browns Bridge, 9.50%, 11/01/20 [2,3,4,5]	118	118,000
Cedar Park Medical Center, 11.00%, 06/01/19 [2,3,4,5]	600	600,000
Crossroads, 9.50%, 11/01/20 [2,3,4,5]	170	170,000
Fayetteville, 9.50%, 11/01/20 [2,3,4,5]	48	48,000
Lee & White, 9.50%, 11/01/20 [2,3,4,5]	91	91,000
Marshalls, 9.50%, 11/01/20 [2,3,4,5]	386	386,000
Moreland Avenue, 9.23%, 11/01/20 [2,3,4,5]	225	225,000
North River, 9.50%, 11/01/20 [2,3,4,5]	186	186,154
St. Louis Holiday Inn, 10.08%, 07/01/20 [2,3,4,5]	2,000	1,942,400
Town and Country, 9.50%, 11/01/20 [2,3,4,5]	491	491,444
Urschel Port - Cumberland Crossing, 10.00%, 03/01/19 [2,3,4,5]	1,050	1,050,000
Urschel Port - Solana Mar Apartments, 10.00%, 03/01/19 [2,3,4,5]	1,245	1,245,000
Urschel Port - Vale Park Village Apartments, 10.00%, 03/01/19 [2,3,4,5]	1,270	1,270,000
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K, 5.69%, 02/15/39 [5,6,7]	2,510	193,389
Hilton USA Trust
Series 2016-HHV, Class E, 4.19%, 11/05/38 [5,6,7]	20,000	18,271,130
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 [7]	8,314	8,387,077
Series 2007-T27, Class AJ, 5.93%, 06/11/42 [7]	2,792	2,901,065
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L, 5.13%, 04/15/47 [5,6]	476	5
Series 2005-C20, Class F, 5.43%, 07/15/42 [6,7]	2,614	2,510,889
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E, 6.13% (1 Month LIBOR USD + 4.35%), 06/15/29 [5,6,7]	20,000	20,033,200
Total Commercial Mortgage-Backed Securities		61,875,855
Interest-Only Securities - 0.8%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 [5,7]	1,042	36,544
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.29%, 06/25/45 [5,6,7]	96,242	1,272,640
Series 2014-5, Class AX4, 0.50%, 10/25/29 [5,6,7]	11,511	134,272
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 [5,7]	6,766	7
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 25.83% , 03/16/30 [5,6,7]	5,830	5,371,870
Total Interest-Only Securities		6,815,333
Other - 5.5%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4, 7.36%, 08/01/32 [7]	75	77,970
GMACM Home Equity Loan Trust
Series 2007-HE2, Class A2, 6.05%, 12/25/37 [7]	1,704	1,663,022
Series 2007-HE2, Class A3, 6.19%, 12/25/37 [7]	3,282	3,205,368
GMACM Home Loan Trust
Series 2006-HLTV, Class A5, 6.51%, 10/25/29 [8]	3,395	3,468,820
Greenpoint Manufactured Housing
Series 1999-1, Class A5, 6.77%, 08/15/29 [7]	8,675	8,534,104
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 [5,6,8]	2,856	2,899,264
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 [7]	10,017	10,627,617
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	3,001	3,243,933
Series 2004-1, Class M2, 8.11%, 08/15/37	2,473	2,788,906
Series 2004-1, Class B, 8.90%, 08/15/37	749	849,109
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	3,927	4,213,500
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	6,200	6,446,711
Series 2001-D, Class A4, 6.93%, 09/15/31 [7]	847	749,381
Total Other		48,767,705
Residential Mortgage-Backed Securities - 39.6%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D, 2.11% (1 Month LIBOR USD + 0.24%), 04/25/36 [7,8]	6,740	6,262,698
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 2.01% (1 Month LIBOR USD + 0.14%), 04/25/47 [7,8]	13,316	11,636,549
Series 2007-HY6, Class A1, 2.08% (1 Month LIBOR USD + 0.21%), 08/25/47 [7,8]	4,868	4,353,889
Series 2005-51, Class 4A1, 2.14% (1 Month LIBOR USD + 0.32%), 11/20/35 [7,8]	3,071	2,826,454
Series 2007-2CB, Class 2A11, 2.27% (1 Month LIBOR USD + 0.40%), 03/25/37 [7]	4,702	3,228,837
Series 2005-10CB, Class 1A1, 2.37% (1 Month LIBOR USD + 0.50%), 05/25/35 [7]	3,060	2,707,313
Series 2006-19CB, Class A9, 2.57% (1 Month LIBOR USD + 0.70%), 08/25/36 [7]	3,697	2,767,652
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,814	2,196,799
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,613	1,435,354
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,485	1,321,216
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	2,236	1,884,471
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,855	3,312,639
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	3,509	3,063,677
Series 2006-23CB, Class 2A7, 20.91% (1 Month LIBOR USD + 28.40%), 08/25/36 [5,7,9]	1,752	2,212,696
Series 2006-29T1, Class 3A3, 59.47% (1 Month LIBOR USD + 78.40%), 10/25/36 [5,7,9]	729	2,246,580
Ambac LSNI LLC
6.81% (3 Month LIBOR USD + 5.00%), 02/12/23 [6,7,10]	1,199	1,213,988
BCAP LLC Trust
Series 2010-RR5, Class 5A10, 1.92% (1 Month LIBOR USD + 0.33%), 11/26/35 [6,7]	6,174	5,854,049
Series 2010-RR6, Class 1910, 1.92% (1 Month LIBOR USD + 0.33%), 11/26/35 [6,7,8]	7,785	7,379,972
Series 2012-RR4, Class 5A6, 3.35%, 05/26/36 [5,6,7]	7,850	7,069,425
Series 2013-RR2, Class 3A2, 3.97%, 03/26/36 [5,6,7]	4,785	4,591,309
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 3.33%, 01/25/36 [7]	2,422	2,283,703
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 2.52% (1 Month LIBOR USD + 0.65%), 02/25/37 [7]	7,540	5,217,481
Series 2006-HYB5, Class 3A1B, 3.62%, 09/20/36 [7]	3,680	2,985,757
Series 2007-5, Class A29, 5.50%, 05/25/37	387	342,174
Series 2004-21, Class A10, 6.00%, 11/25/34	155	160,288
Series 2007-18, Class 1A1, 6.00%, 11/25/37	485	422,258
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2, 3.32%, 04/25/45 [6,7]	3,244	3,011,692
Series 2012-6, Class 2A2, 3.46%, 08/25/36 [6,7]	16,189	15,888,130
Series 2007-AR5, Class 1A2A, 3.71%, 04/25/37 [7]	2,114	1,915,445
Series 2009-6, Class 19A2, 6.00%, 03/25/36 [5,6,7]	4,076	3,795,085
Series 2009-8, Class 2A2, 6.10%, 04/25/37 [6]	5,921	5,247,391
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 3.59%, 09/27/36 [6,7]	4,615	4,211,773
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 2.52% (1 Month LIBOR USD + 0.65%), 11/25/35 [7]	2,526	1,797,347
Series 2005-FA9, Class A1, 2.57% (1 Month LIBOR USD + 0.70%), 12/25/35 [7]	2,209	1,635,011
GSAMP Trust
Series 2006-NC2, Class A2C, 2.02% (1 Month LIBOR USD + 0.15%), 06/25/36 [7,8]	739	481,744
Series 2006-HE8, Class A2C, 2.04% (1 Month LIBOR USD + 0.17%), 01/25/37 [7,8]	12,451	11,504,722
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 2.17% (1 Month LIBOR USD + 0.30%), 01/25/37 [7]	10,705	5,983,013
Home Equity Asset Trust
Series 2006-7, Class 2A3, 2.02% (1 Month LIBOR USD + 0.15%), 01/25/37 [7,8]	9,463	7,384,344
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.69%, 03/25/37 [7]	1,898	1,841,413
Series 2007-AR3, Class 1A1, 3.97%, 07/25/37 [7]	3,522	3,220,542
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 1.93% (1 Month LIBOR USD + 0.06%), 05/25/37 [7,8]	2,980	1,094,515
Series 2006-HE3, Class A2, 1.97% (1 Month LIBOR USD + 0.10%), 01/25/37 [7,8]	837	426,517
Series 2007-HE1, Class A2, 1.98% (1 Month LIBOR USD + 0.11%), 05/25/37 [7,8]	4,745	1,751,986
Series 2006-HE2, Class A3, 2.03% (1 Month LIBOR USD + 0.16%), 08/25/36 [7,8]	15,583	6,445,129
Series 2007-HE1, Class A3, 2.03% (1 Month LIBOR USD + 0.16%), 05/25/37 [7,8]	1,463	543,041
Series 2007-HE1, Class A4, 2.10% (1 Month LIBOR USD + 0.23%), 05/25/37 [7,8]	2,774	1,037,299
Series 2006-HE1, Class A4, 2.47% (1 Month LIBOR USD + 0.60%), 03/25/36 [7,8]	578	378,520
JP Morgan Mortgage Trust
Series 2003-A2, Class B4, 3.37%, 11/25/33 [7]	73	5,571
Series 2003-A1, Class B4, 3.41%, 10/25/33 [7]	135	77,812
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8, 3.53%, 03/26/37 [5,6,7]	5,553	5,024,004
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 1.97% (1 Month LIBOR USD + 0.10%), 10/25/36 [7,8]	3,934	2,500,498
Series 2006-NC2, Class A4, 2.02% (1 Month LIBOR USD + 0.15%), 08/25/36 [7,8]	10,325	5,600,763
Series 2006-NC3, Class A4, 2.03% (1 Month LIBOR USD + 0.16%), 10/25/36 [7,8]	6,637	4,252,845
Series 2006-HE5, Class A3, 2.03% (1 Month LIBOR USD + 0.16%), 11/25/36 [7,8]	16,113	11,521,450
Series 2006-NC2, Class A5, 2.11% (1 Month LIBOR USD + 0.24%), 08/25/36 [7,8]	510	280,629
Series 2005-NC2, Class A4, 2.57% (1 Month LIBOR USD + 0.70%), 11/25/35 [7,8]	11,121	7,960,519
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12, 1.78% (1 Month LIBOR USD + 0.16%), 10/26/36 [6,7,8]	22,651	22,450,009
Series 2014-1R, Class 2A11, 2.33% (1 Month LIBOR USD + 0.13%), 02/26/37 [5,6,7]	32,846	24,865,349
Series 2015-11R, Class 4A5, 3.11%, 06/26/37 [3,6,7]	3,091	2,027,040
Series 2014-6R, Class 5A7, 3.36%, 04/26/37 [3,6,7]	8,776	7,449,340
Series 2015-1R, Class 3A7, 3.55%, 03/26/37 [3,6,7]	5,695	4,336,999
Series 2014-2R, Class 1A7, 3.67%, 01/26/36 [3,6,7]	3,161	2,844,635
Series 2015-1R, Class 4A7, 3.67%, 12/26/37 [3,6,7]	2,573	2,133,104
Series 2015-4R, Class 3A8, 3.74%, 02/26/36 [3,6,7]	19,700	15,498,280
Series 2015-6R, Class 2A4, 6.49%, 01/26/37 [3,5,6,7]	15,606	12,875,199
RALI Trust
Series 2007-QO3, Class A1, 2.03% (1 Month LIBOR USD + 0.16%), 03/25/47 [7,8]	2,962	2,708,679
Series 2006-QO7, Class 2A1, 2.13% (12 Month US Treasury Average + 0.85%), 09/25/46 [7]	12,600	10,948,101
Series 2006-QS14, Class A30, 56.92% (1 Month LIBOR USD + 81.25%), 11/25/36 [5,7,9]	119	286,219
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 2.57% (1 Month LIBOR USD + 0.70%), 10/25/35 [7]	5,246	4,664,367
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	3,067	2,845,648
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 2.02% (1 Month LIBOR USD + 0.15%), 09/25/36 [7,8]	7,110	3,641,378
Series 2007-NC1, Class A2B, 2.02% (1 Month LIBOR USD + 0.15%), 12/25/36 [7,8]	4,948	3,000,509
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 1.98% (12 Month US Treasury Average + 0.70%), 02/25/47 [7]	3,707	3,278,608
Series 2007-HY5, Class 1A1, 3.01%, 05/25/37 [7]	4,566	4,174,859
Series 2007-HY5, Class 3A1, 3.27%, 05/25/37 [7]	2,152	2,039,741
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 1A1, 4.02%, 04/25/36 [7]	6,893	6,946,375
Series 2005-2, Class 1B1, 5.50%, 04/25/35	3,898	3,635,164
Total Residential Mortgage-Backed Securities		348,445,581
Total SECURITIZED CREDIT
(Cost $469,880,222)		465,904,474
CORPORATE CREDIT - 44.8%
Automotive - 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 [2,3,11]	8,250	825
Basic Industrial - 1.7%
Hexion, Inc., 9.00%, 11/15/20	2,175	1,642,125
INEOS Group Holdings SA, 5.63%, 08/01/24 [1,6,10]	9,525	9,632,156
Kinross Gold Corp., 4.50%, 07/15/27 [6,10]	1,650	1,615,845
Olin Corp., 5.00%, 02/01/30	1,750	1,675,625
Total Basic Industrial		14,565,751
Construction & Building Materials - 1.9%
PulteGroup, Inc., 6.38%, 05/15/33 [1,12]	6,775	7,079,875
Toll Brothers Finance Corp., 4.88%, 11/15/25 [12]	9,525	9,405,938
Total Construction & Building Materials		16,485,813
Diversified - 0.3%
New Albertsons, Inc., 7.75%, 06/15/26 [12]	3,425	2,945,500
Energy - 4.3%
EP Energy LLC, 6.38%, 06/15/23	3,725	1,899,750
EP Energy LLC, 8.00%, 11/29/24 [6]	4,950	4,974,750
ION Geophysical Corp., 9.13%, 12/15/21 [6]	2,050	2,080,750
MEG Energy Corp., 6.50%, 01/15/25 [1,6,10]	9,700	9,409,000
Pattern Energy Group, Inc., 5.88%, 02/01/24 [6,12]	7,175	7,336,437
Puma International Financing SA, 5.13%, 10/06/24 [6,10]	2,800	2,781,856
Range Resources Corp., 4.88%, 05/15/25	1,250	1,159,375
Range Resources Corp., 5.75%, 06/01/21	4,100	4,182,000
Trinidad Drilling Ltd., 6.63%, 02/15/25 [6,10,12]	4,025	3,753,313
Total Energy		37,577,231
Health Facilities - 3.1%
HCA, Inc., 5.25%, 06/15/26 [1,12]	15,700	15,904,100
Kindred Healthcare, Inc., 6.38%, 04/15/22	4,550	4,572,750
Tenet Healthcare Corp., 8.13%, 04/01/22 [1]	6,925	7,219,313
Total Health Facilities		27,696,163
Infrastructure Services - 1.6%
H&E Equipment Services, Inc., 5.63%, 09/01/25	700	706,125
Terex Corp., 5.63%, 02/01/25 [6]	4,300	4,305,375
United Rentals North America, Inc., 5.50%, 05/15/27	2,800	2,821,000
United Rentals North America, Inc., 5.75%, 11/15/24 [12]	6,100	6,350,405
Total Infrastructure Services		14,182,905
Leisure - 3.0%
Boyd Gaming Corp., 6.38%, 04/01/26 [12]	9,000	9,383,490
GLP Capital LP, 5.38%, 04/15/26 [12]	7,000	7,105,000
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24 [1]	9,275	9,553,250
Total Leisure		26,041,740
Media - 4.4%
CCO Holdings LLC, 5.75%, 01/15/24 [1]	7,450	7,561,750
CCO Holdings LLC, 5.88%, 05/01/27 [6,12]	6,050	6,050,000
Comcast Corp., 3.15%, 02/15/28 [1]	7,200	6,857,845
CSC Holdings LLC, 5.25%, 06/01/24 [1]	8,125	7,728,906
CSC Holdings LLC, 10.88%, 10/15/25 [1,6]	5,128	6,025,349
Mediacom Broadband LLC, 6.38%, 04/01/23	4,550	4,695,054
Total Media		38,918,904
Metals & Mining - 3.9%
AK Steel Corp., 7.00%, 03/15/27 [1]	1,425	1,392,937
AK Steel Corp., 7.63%, 10/01/21 [1]	7,425	7,610,625
Alcoa Nederland Holding BV, 7.00%, 09/30/26 [6,10,12]	7,925	8,539,187
ArcelorMittal, 6.13%, 06/01/25 [10,12]	4,975	5,410,313
ArcelorMittal, 7.00%, 03/01/41 [10]	500	581,250
Hudbay Minerals, Inc., 7.63%, 01/15/25 [6,10]	9,850	10,404,063
Total Metals & Mining		33,938,375
Oil Gas Transportation & Distribution - 7.2%
AmeriGas Partners LP, 5.50%, 05/20/25 [12]	5,975	5,765,875
Antero Midstream Partners LP, 5.38%, 09/15/24 [12]	5,500	5,541,250
Blue Racer Midstream LLC, 6.13%, 11/15/22 [1,6,12]	7,400	7,529,500
Crestwood Midstream Partners LP, 6.25%, 04/01/23 [1]	6,075	6,120,562
Dynagas LNG Partners LP, 6.25%, 10/30/19 [10]	2,250	2,261,250
Genesis Energy LP, 6.50%, 10/01/25	4,525	4,434,500
Global Partners LP, 6.25%, 07/15/22 [1]	4,125	4,104,375
Holly Energy Partners LP, 6.00%, 08/01/24 [6]	6,600	6,732,000
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 [6,10,12]	3,325	3,416,437
MPLX LP, 4.88%, 12/01/24 [1]	6,400	6,710,835
Targa Pipeline Partners LP, 5.88%, 08/01/23	5,725	5,653,437
Targa Resources Partners LP, 5.25%, 05/01/23 [12]	5,000	5,037,500
Targa Resources Partners LP, 5.38%, 02/01/27	250	249,063
Total Oil Gas Transportation & Distribution		63,556,584
Real Estate - 1.3%
Hospitality Properties Trust, 4.95%, 02/15/27 [1]	4,500	4,576,990
Lamar Media Corp., 5.38%, 01/15/24 [12]	7,000	7,210,000
Total Real Estate		11,786,990
Services - 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24 [6]	825	858,000
Specialty Retail - 0.3%
L Brands, Inc., 7.60%, 07/15/37 [1,12]	2,875	2,867,813
Telecommunication Services - 7.2%
CenturyLink, Inc., 7.65%, 03/15/42 [12]	10,925	9,258,937
Crown Castle International Corp., 4.75%, 05/15/47	1,000	1,007,740
CyrusOne LP, 5.38%, 03/15/27	7,100	7,082,250
Frontier Communications Corp., 11.00%, 09/15/25 [12]	2,775	2,079,516
Level 3 Financing, Inc., 5.38%, 05/01/25 [1,12]	9,925	9,627,250
SBA Communications Corp., 4.88%, 07/15/22	2,875	2,896,563
SBA Communications Corp., 4.88%, 09/01/24	6,300	6,174,000
Sprint Capital Corp., 6.88%, 11/15/28 [1]	2,500	2,331,250
T-Mobile USA, Inc., 6.63%, 04/01/23 [12]	5,240	5,413,601
Windstream Services LLC, 6.38%, 08/01/23 [6,12]	9,423	5,371,110
Zayo Group LLC, 5.75%, 01/15/27 [6]	3,200	3,128,000
Zayo Group LLC, 6.00%, 04/01/23 [1]	9,050	9,298,875
Total Telecommunication Services		63,669,092
Transportation - 1.3%
DP World Ltd., 6.85%, 07/02/37 [6,10,12]	2,450	2,975,035
Teekay Offshore Partners LP, 6.00%, 07/30/19 [10]	3,750	3,745,312
Watco Companies LLC, 6.38%, 04/01/23 [6,12]	5,050	5,176,250
Total Transportation		11,896,597
Utility - 3.2%
AES Corp., 4.88%, 05/15/23 [12]	4,250	4,324,375
AES Corp., 6.00%, 05/15/26	800	842,000
Calpine Corp., 5.75%, 01/15/25 [1]	4,900	4,483,500
Dynegy, Inc., 6.75%, 11/01/19 [1]	4,445	4,522,788
NRG Energy, Inc., 6.25%, 07/15/22 [1]	6,100	6,281,170
NRG Yield Operating LLC, 5.38%, 08/15/24 [12]	7,275	7,302,281
Total Utility		27,756,114
Total CORPORATE CREDIT
(Cost $400,996,122)		394,744,397
TERM LOAN - 0.5%
Crestwood Holdings LLC, 9.19% (1 Month LIBOR USD + 7.50%), 03/05/23 [7]	4,500	4,488,750
Total TERM LOAN
(Cost $4,422,596)		4,488,750
	Shares	Value
COMMON STOCKS - 28.0%
Airports - 0.3%
Aena SME SA [6,10]	8,500	$1,713,971
Auckland International Airport Ltd. [10]	196,400	871,507
Beijing Capital International Airport Company Ltd. [10]	286,300	386,671
Corporacion America Airports SA [10,13]	2,500	30,850
Total Airports		3,002,999
Basic Industrial - 0.1%
Weyerhaeuser Co. [12]	27,300	955,500
Communications - 1.4%
American Tower Corp. [12]	45,000	6,540,300
Crown Castle International Corp. [12]	15,300	1,677,033
Eutelsat Communications SA [10]	25,000	495,512
SBA Communications Corp. [13]	21,000	3,589,320
Total Communications		12,302,165
Datacenters - 0.3%
Equinix, Inc. [12]	4,900	2,048,886
QTS Realty Trust, Inc. [12]	26,800	970,696
Total Datacenters		3,019,582
Diversified - 1.8%
City Developments Ltd. [10]	248,600	2,477,105
Dexus [10]	332,700	2,395,684
Land Securities Group PLC [10]	359,400	4,728,596
Merlin Properties Socimi SA [10]	206,200	3,158,679
The GPT Group [10]	376,900	1,381,342
Wharf Real Estate Investment Company Ltd. [10]	217,500	1,421,664
Total Diversified		15,563,070
Electricity Transmission & Distribution - 1.3%
CFE Capital S de RL de CV [10,13]	637,200	667,693
Edison International [12]	26,600	1,693,356
National Grid PLC [10]	412,591	4,644,314
PG&E Corp.	43,103	1,893,515
Sempra Energy [12]	23,100	2,569,182
Total Electricity Transmission & Distribution		11,468,060
Gas Utilities - 0.5%
Atmos Energy Corp.	18,800	1,583,712
ENN Energy Holdings Ltd. [10]	66,900	601,358
Italgas SpA [10]	92,100	550,329
Southwest Gas Holdings, Inc.	11,800	798,034
Tokyo Gas Company Ltd. [10]	17,500	467,604
Total Gas Utilities		4,001,037
Healthcare - 0.7%
HCP, Inc. [12]	102,100	2,371,783
Physicians Realty Trust [12]	78,100	1,216,017
Ventas, Inc. [12]	48,500	2,402,205
Total Healthcare		5,990,005
Hotel - 0.6%
Extended Stay America, Inc. [12]	66,400	1,312,728
Park Hotels & Resorts, Inc. [12]	89,200	2,410,184
RLJ Lodging Trust [12]	66,100	1,284,984
Total Hotel		5,007,896
Industrial - 0.3%
Duke Realty Corp. [12]	75,700	2,004,536
Prologis, Inc. [12]	12,200	768,478
Total Industrial		2,773,014
Master Limited Partnerships - 8.6%
Archrock Partners LP	61,900	756,418
Boardwalk Pipeline Partners LP [12]	478,100	4,852,715
CNX Midstream Partners LP	48,600	893,754
Enable Midstream Partners LP [12]	117,000	1,605,240
Energy Transfer Partners LP [12]	767,900	12,455,338
EnLink Midstream Partners LP	335,500	4,582,930
Enterprise Products Partners LP [12]	477,200	11,681,856
EQT Midstream Partners LP [12]	84,500	4,988,035
Hess Midstream Partners LP	62,600	1,191,904
MPLX LP [12]	288,100	9,518,824
Oasis Midstream Partners LP	77,800	1,377,838
Plains All American Pipeline LP [12]	399,100	8,792,173
Rice Midstream Partners LP [12]	251,500	4,552,150
Thunderbird Resources Equity, Inc. [2,3,13]	11	425,422
Western Gas Partners LP [12]	51,600	2,201,772
Williams Partners LP [12]	176,100	6,063,123
Total Master Limited Partnerships		75,939,492
Midstream - 1.0%
Cheniere Energy, Inc. [12,13]	23,100	1,234,695
ONEOK, Inc.	13,300	757,036
Targa Resources Corp. [12]	90,000	3,960,000
The Williams Companies, Inc. [12]	117,700	2,926,022
Total Midstream		8,877,753
Net Lease - 0.3%
Gramercy Property Trust [12]	66,300	1,440,699
MGM Growth Properties LLC [12]	35,800	950,132
Total Net Lease		2,390,831
Office - 2.9%
alstria office REIT-AG [10]	62,200	974,087
CapitaLand Commercial Trust [10]	789,100	1,106,149
Gecina SA [10]	8,300	1,440,313
Great Portland Estates PLC [10]	318,103	2,968,560
Hongkong Land Holdings Ltd. [10,12]	329,500	2,276,520
Hudson Pacific Properties, Inc. [12]	69,800	2,270,594
Hulic Reit, Inc. [10]	300	457,981
Inmobiliaria Colonial Socimi SA [10]	89,000	1,029,516
Kilroy Realty Corp. [12]	31,800	2,256,528
Mitsubishi Estate Company Ltd. [10]	227,300	3,807,603
Mitsui Fudosan Company Ltd. [10]	209,400	5,055,179
Piedmont Office Realty Trust, Inc. [12]	51,500	905,885
SOHO China Ltd. [10]	1,669,100	879,155
Total Office		25,428,070
Pipelines - 1.6%
APA Group [10]	23,006	140,083
Enbridge, Inc. [10,12]	112,309	3,532,239
Kinder Morgan, Inc. [12]	232,900	3,507,474
Kunlun Energy Company Ltd. [10]	407,900	354,249
Pembina Pipeline Corp. [10]	72,900	2,274,677
TransCanada Corp. [10]	96,000	3,970,101
Total Pipelines		13,778,823
Rail - 0.1%
East Japan Railway Co. [10]	6,100	570,313
Renewables/Electric Generation - 0.9%
American Electric Power Company, Inc. [12]	18,900	1,296,351
CMS Energy Corp. [12]	33,100	1,499,099
Enel SpA [10]	188,200	1,151,637
Entergy Corp.	19,400	1,528,332
NRG Energy, Inc.	14,600	445,738
Orsted A/S [6,10]	17,800	1,158,102
Pattern Energy Group, Inc. [12]	38,800	670,852
Total Renewables/Electric Generation		7,750,111
Residential - 1.7%
American Homes 4 Rent [12]	109,200	2,192,736
AvalonBay Communities, Inc.	11,900	1,957,074
Equity Residential	15,900	979,758
Essex Property Trust, Inc. [12]	7,000	1,684,760
Grand City Properties SA [10]	42,000	1,004,668
Leopalace21 Corp. [10]	259,200	2,127,049
Mid-America Apartment Communities, Inc. [12]	37,100	3,385,004
Nippon Accommodations Fund, Inc. [10]	123	542,217
Vonovia SE [10]	30,129	1,494,093
Total Residential		15,367,359
Retail - 1.6%
Capital & Counties Properties PLC [10]	244,100	932,260
DDR Corp. [12]	197,900	1,450,607
Eurocommercial Properties NV [10]	17,100	706,109
Federal Realty Investment Trust [12]	12,900	1,497,819
Hammerson PLC [10]	188,100	1,417,941
Hysan Development Company Ltd. [10]	75,100	398,544
Simon Property Group, Inc. [12]	46,600	7,192,710
Taubman Centers, Inc. [12]	15,800	899,178
Total Retail		14,495,168
Self Storage - 0.2%
Public Storage [12]	11,000	2,204,290
Toll Roads - 1.4%
Abertis Infraestructuras SA [10]	48,100	1,078,303
Atlantia SpA [10]	49,100	1,521,432
Eiffage SA [10]	5,000	569,457
Ferrovial SA [10,12]	68,169	1,425,260
Getlink SE [10]	116,300	1,659,977
Macquarie Atlas Roads Group [10]	175,600	783,489
Obrascon Huarte Lain SA [10,13]	8,700	37,227
Promotora y Operadora de Infraestructura SAB de CV [10]	57,808	574,805
Transurban Group [10]	72,700	641,113
Vinci SA [10]	42,200	4,156,498
Total Toll Roads		12,447,561
Utility - 0.1%
Vistra Energy Corp. [13]	25,848	538,414
Water - 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR [10]	48,500	513,615
Guangdong Investment Ltd. [10]	257,000	407,157
Pennon Group PLC [10]	83,500	754,891
Severn Trent PLC [10]	53,200	1,377,268
Total Water		3,052,931
Total COMMON STOCKS
(Cost $257,320,249)		246,924,444
Total Investments - 126.7%
(Cost $1,136,333,848)		1,116,044,582
Liabilities in Excess of Other Assets - (26.7)%		(235,512,577)
TOTAL NET ASSETS - 100.0%		$880,532,005

The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
USD — United States Dollar
1 - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.  As of March 31, 2018, the total value of all such securities was $10,005,347 or 1.1% of net assets.

3 - Level 3 security - Value determined using significant unobservable inputs.
4 - Private placement security.
5 - Security that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Directors. As of March 31, 2018, the total value of all such securities was $120,757,287 or 13.7% of net assets.

6 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2018, the total value of all such securities was $323,419,918 or 36.7% of net assets.

7 - Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.  Interest rate shown is the rate in effect as of March 31, 2018.

8 - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2018.
9 - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
10 - Foreign security or a U.S. security of a foreign company.
11 - Issuer is currently in default on its regularly scheduled interest payment.
12 - All or portion of the principal amount is pledged as collateral for credit facility.
13 - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Adviser’s Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Adviser’s Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser’s Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2018:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$3,982,517	$-	$3,982,517
Securitized Credit	-	409,160,777	56,743,697	465,904,474
Corporate Credit	-	394,743,572	825	394,744,397
Term Loan	-	4,488,750	-	4,488,750
Common Stocks	176,460,263	70,038,759	425,422	246,924,444
Total Investments	$176,460,263	$882,414,375	$57,169,944	$1,116,044,582

For further information regarding the security characteristics, see the Schedule of Investments.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2018.

			Quantitative Information about Level 3 Fair Value Measurements (1)
Asset Type	Value as of March 31, 2018	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (2)
Securitized Credit
Class B Notes	$ 9,579,100	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.3%-11.6% (10.5%)	Decrease
Corporate Debt
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01 ($0.01)	Increase

Common Stocks
Thunderbird Resources Equity, Inc.	425,422	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$35,303- $44,057 ($37,285)	Increase

Total	$ 10,005,347

 (1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At March 31, 2018, the value of these securities was $47,164,597. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments above. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

 (2) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2017	$74,356,963	$825	$425,422	$74,783,210
Accrued discounts (premiums)	793,864	-	-	793,864
Realized gain (loss)	(3,730,292)	-	-	(3,730,292)
Change in unrealized appreciation (depreciation)	2,637,190	-	-	2,637,190
Purchases at cost	48,012	-	-	48,012
Sales proceeds	(677,302)	-	-	(677,302)
Transfers out of Level 3	(16,684,738)	-	-	(16,684,738	)(a)
Balance as of March 31, 2018	$56,743,697	$825	$425,422	$57,169,944
Change in unrealized gains or losses relating to assets still held at the reporting date	$(1,184,009)	$-	$-	$(1,184,009)

(a)	Transferred due to an increase of observable market data for these securities.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented herein.   As of March 31, 2018, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

During the three months ended March 31, 2018, there was a transfer from Level 1 to Level 2 of $1,421,664, which represents a common stock that was previously priced using the market close price and is currently priced using the factor adjusted price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.

For the three months ended March 31, 2018, the average interest rate paid under the line of credit was 2.59% of the total line of credit amount available to the Fund.

Total line of credit amount available	$180,000,000
Line of credit outstanding at March 31, 2018	180,000,000
Line of credit amount unused at March 31, 2018	-
Average balance outstanding during the period	180,000,000
Interest expense incurred on line of credit during the period	1,151,376

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability. Interest payments made by the Fund to counterparties are recorded as a component of interest expense. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2018, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

Goldman Sachs	2.15%	03/26/18	04/26/18	$3,812,000	$3,813,366
JPMorgan Chase	0.25	01/05/18	Open(2)	1,549,192	1,549,289
JPMorgan Chase	0.85	02/07/18	Open(2)	796,123	796,876
JPMorgan Chase	1.60	01/05/18	Open(2)	1,571,198	1,576,363
JPMorgan Chase	1.70	01/05/18	Open(2)	1,496,038	1,501,313
JPMorgan Chase	1.90	03/08/18	Open(2)	808,846	809,787
JPMorgan Chase	1.90	03/20/18	Open(2)	1,353,326	1,354,155
JPMorgan Chase	2.25	01/05/18	Open(2)	1,623,750	1,629,699
JPMorgan Chase	2.75	01/05/18	Open(2)	1,531,521	1,536,996
JPMorgan Chase	(1.50)(3)	03/20/18	Open(2)	1,072,461	1,071,925
RBC Capital Markets	2.30	01/25/18	04/25/18	3,252,000	3,265,684
RBC Capital Markets	2.35	03/08/18	05/09/18	3,737,000	3,742,854
RBC Capital Markets	2.50	01/25/18	04/25/18	9,780,000	9,824,739
RBC Capital Markets	2.55	02/09/18	05/09/18	4,389,000	4,404,855
RBC Capital Markets	2.77	03/05/18	06/05/18	13,067,000	13,094,191
RBC Capital Markets	2.77	03/21/18	06/21/18	4,746,000	4,750,021
RBC Capital Markets	2.87	03/12/18	06/11/18	5,323,000	5,331,491
RBC Capital Markets	3.00	03/20/18	06/20/18	24,298,000	24,322,312
Total				$84,206,455	$84,375,916

(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2018 was $80,081,339 at a weighted average daily interest rate of 2.30%.

(2)	A reverse repurchase agreement without a fixed maturity date.

(3)	The reverse repurchase agreement had a negative borrowing rate.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$-	$3,812,000	$-	$-	$3,812,000
Corporate Credit	11,802,455	13,032,000	55,560,000	-	80,394,455
Total	$11,802,455	$16,844,000	$55,560,000	$-	$84,206,455

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Real Assets Income Fund Inc.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:  May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:  May 29, 2018

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer
Date:  May 29, 2018